Average Annual Total Returns			12 Months Ended		24 Months Ended	60 Months Ended		62 Months Ended	100 Months Ended	120 Months Ended
		Nov. 01, 2026	Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025 [3]	Dec. 31, 2025	Dec. 31, 2025
Catalyst Systematic High Income Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(3.42%)			3.39%				(0.74%)
Catalyst Systematic High Income Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(4.32%)			2.83%				(1.30%)
Catalyst Systematic High Income Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(2.03%)			2.38%				(0.72%)
Catalyst Systematic High Income Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			1.78%			3.86%				(0.88%)
Catalyst Systematic High Income Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			2.69%			4.91%				0.11%
Catalyst Systematic High Income Fund Class I | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%			14.42%				14.82%
Catalyst Buffered Shield Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			4.24%			4.57%				6.19%
Catalyst Buffered Shield Fund Class A | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%			14.42%				14.82%
Catalyst Buffered Shield Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			9.70%			5.02%			5.82%	5.82%
Performance Inception Date		Sep. 05, 2017
Catalyst Buffered Shield Fund Class C | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%			14.42%			14.99%	14.99%
Catalyst Buffered Shield Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			10.88%			6.08%				7.07%
Catalyst Buffered Shield Fund Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			9.55%			3.98%				4.64%
Catalyst Buffered Shield Fund Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			6.44%			3.74%				4.38%
Catalyst Nasdaq-100 Hedged Income Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			5.89%			4.73%				5.28%
Catalyst Nasdaq-100 Hedged Income Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			3.80%			4.14%				4.73%
Catalyst Nasdaq-100 Hedged Income Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.00%			3.61%				4.05%
Catalyst Nasdaq-100 Hedged Income Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			11.57%			5.19%				5.09%
Catalyst Nasdaq-100 Hedged Income Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			12.68%			6.25%				6.15%
Catalyst Nasdaq-100 Hedged Income Fund Class I | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%			14.42%				14.82%
Catalyst Nasdaq-100 Hedged Income Fund Class I | NASDAQ – 100 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			21.02%			15.30%				19.70%
Catalyst/Aspect Enhanced Multi-Asset Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			1.22%		6.35%
Performance Inception Date		Dec. 28, 2023
Catalyst/Aspect Enhanced Multi-Asset Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			0.66%		3.62%
Catalyst/Aspect Enhanced Multi-Asset Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			1.12%		4.03%
Catalyst/Aspect Enhanced Multi-Asset Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			6.56%		8.69%
Performance Inception Date		Dec. 28, 2023
Catalyst/Aspect Enhanced Multi-Asset Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			7.65%		9.80%
Performance Inception Date		Dec. 28, 2023
Catalyst/Aspect Enhanced Multi-Asset Fund Class I | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%		21.13%
Catalyst Systematic Alpha Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(3.26%)			6.62%				4.97%
Catalyst Systematic Alpha Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(3.48%)			4.75%				3.23%
Catalyst Systematic Alpha Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(1.94%)			4.34%				3.08%
Catalyst Systematic Alpha Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			1.84%			7.09%				4.77%
Catalyst Systematic Alpha Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			2.95%			8.15%				5.84%
Catalyst Systematic Alpha Fund Class I | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.88%			14.42%				14.82%
Catalyst Systematic Alpha Fund Class I | BNP Paribas Catalyst Systematic Alpha Index III (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		0.36%			11.00%				17.05%
Catalyst/Millburn Hedge Strategy Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			1.86%			6.65%				7.35%	[3]
Catalyst/Millburn Hedge Strategy Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			3.36%			7.11%				7.17%	[3]
Catalyst/Millburn Hedge Strategy Fund Class C-1
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			3.33%			7.11%		9.70%
Performance Inception Date		Oct. 30, 2020
Catalyst/Millburn Hedge Strategy Fund Class C-1 | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%			14.42%		17.08%		14.82%	[3]
Catalyst/Millburn Hedge Strategy Fund Class C-1 | BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			4.21%			3.19%		3.09%		2.19%	[3]
Catalyst/Millburn Hedge Strategy Fund Class C-1 | Credit Suisse Managed Futures Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			2.26%			5.68%		6.69%		2.77%	[3]
Catalyst/Millburn Hedge Strategy Fund Class C-1 | MSCI ACWI Net (USD) Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			22.34%			11.19%		14.32%		11.72%	[3]
Catalyst/Millburn Hedge Strategy Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			4.35%			8.18%				8.24%	[3]
Catalyst/Millburn Hedge Strategy Fund Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			4.35%	[4]		7.23%	[4]			7.07%	[3]
Catalyst/Millburn Hedge Strategy Fund Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.58%	[4]		6.05%	[4]			6.13%	[3]

[1]	The S&P 500 Index is the total return index. This index differs from the “S&P 500” price index by including the contribution of dividends to total return.
[2]	The BNP Paribas Catalyst Systematic Alpha Index III (the “Benchmark”) was established on November 3, 2024. The index provider has produced historical returns for the Benchmark for periods prior to November 3, 2024 by applying the Benchmark methodology and protocols to historical market data. While believed to be reliable, performance data prior to November 3, 2024 should be considered hypothetical and, consequently, less pertinent for investors when evaluating the Fund’s performance.
[3]	Includes the effect of performance fees paid by the investors of the Predecessor Fund.
[4]	After-Tax Returns for Class I shares are for the period beginning December 29, 2015. As a result of the different tax treatment of the Predecessor Fund, we are unable to show the after-tax returns for the Predecessor Fund. The Predecessor Fund did not have a distribution policy. It was an unregistered limited liability partnership, did not qualify as a regulated investment company for federal income tax purposes, and it did not pay dividends and distributions. After-tax returns shown are a blend of after-tax returns from December 29, 2015 and returns before taxes for preceding periods.